SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 04, 2021	Jun. 08, 2020	Feb. 29, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2014
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount								$ 3,000
Additional Stock Repurchase Program Authorized Amount			$ 30				$ 176,000
Treasury stock, shares				30,058,158		29,471,614
Dividends Payable, Amount Per Share	$ 0.16
Dividends Payable	$ 5,300
Share price		$ 35
Net proceeds from offering				$ 0	$ 85,654	$ 85,426
Issuance of ordinary shares, Shares		2,600,000
Dividends Payable, Date Declared	Feb. 04, 2021
Dividends Payable, Date to be Paid	Mar. 04, 2021
Dividends Payable, Date of Record	Feb. 18, 2021
Share Repurchase Program [Member]
Class of Stock [Line Items]
Treasury stock, shares				30,058,158
Stock Redeemed or Called During Period, Value				$ 586,544
Stock Repurchased and Retired During Period, Value				$ 17,351